Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
11. Net Income (Loss) Per Share
The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the three and nine months ended September 30, 2023 and 2022 (in thousands, except share and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) attributable to common stockholders—basic and diluted	$(21,577)	$(22,969)	$20,942	$(80,856)

Denominator:
Weighted-average common shares outstanding—basic	44,527,997	43,772,990	44,234,936	43,722,129

Weighted-average common shares outstanding—diluted	44,527,997	43,772,990	44,425,531	43,722,129

Net income (loss) per share applicable to common stockholders—basic	$(0.48)	$(0.52)	$0.47	$(1.85)

Net income (loss) per share applicable to common stockholders—diluted	$(0.48)	$(0.52)	$0.47	$(1.85)

The Company excluded the following potential common shares from the computation of diluted net income (loss) per share attributable to common stockholders for the three and nine months ended September 30, 2023 and 2022 because including them would have had an anti-dilutive effect:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Options to purchase common stock	4,827,316	8,083,363	7,683,446	8,083,363
Restricted stock units	276,008	870,536	1,414,256	870,536
Employee stock purchase plan	—	—	4,976	—

13. Net Loss per Share
For purposes of the diluted net loss per share calculation, stock options, unvested restricted stock awards and unvested restricted stock units are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.
The following potentially dilutive common stock equivalents, presented based on amounts outstanding at each period end, were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2022	2021
Options to purchase common stock	9,423,271	7,423,777
Restricted stock awards and units	940,392	599,850